Income taxes - Deferred tax rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets/(liabilities) in relation to:
Opening balance	$ 30,599	$ 37,649	$ 44,314
Business Combination		(15,639)
Recognized in profit or loss	(2,136)	8,589	(6,665)
Closing balance	28,463	30,599	37,649
Property plant and equipment
Deferred tax assets/(liabilities) in relation to:
Opening balance	30,599	37,233	43,859
Business Combination		(15,639)
Recognized in profit or loss	(5,740)	9,005	(6,626)
Closing balance	24,859	30,599	37,233
Capitalized interest
Deferred tax assets/(liabilities) in relation to:
Opening balance		(3)	(69)
Recognized in profit or loss	1,844	3	66
Closing balance	1,844		(3)
Others
Deferred tax assets/(liabilities) in relation to:
Opening balance		419	524
Recognized in profit or loss	1,760	$ (419)	(105)
Closing balance	$ 1,760		$ 419